Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Commitments And Contingencies [Line Items]
Commitments and Contingencies	9. Commitments and Contingencies The Plan did not have any commitments and contingencies that would require financial statement disclosure for the Plan.